Service Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Successor [Member]
Schedule of Service Inventories

The following table summarizes the service inventories of the Company as of the period end dates set forth below (in thousands):

	June 30, 2019	December 31, 2018

Spare parts	$34,923	$29,928
Chemicals	15,247	14,803
Raw materials	3,432	200
Consumables	13,666	14,375
Total	67,268	59,306
Less: allowance for obsolete and slow-moving inventories	(2,211)	(1,155)
Total	$65,057	$58,151